Crypto Assets Held (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Bitcoin dispositions	$ 542	$ 4,148
Bitcoin realized gains	$ 200
Bitcoin realized losses		$ 900